Annual Total Returns- Alger Global Focus Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger Global Focus Fund - AC - Class Z	2014	2015	2016	2017	2018	2019	2020
Total	6.28%	(1.62%)	2.52%	23.34%	(15.49%)	24.16%	39.54%